APPROPRIATION OF RETAINED EARNINGS UNDER PRINCIPAL OPERATING SUBSIDIARIES´ LOCAL LAWS AND RESTRICTIONS ON DISTRIBUTION OF DIVIDENDS - Narrative (Details)	12 Months Ended
Dec. 31, 2023
Belarus | Belorussian Subsidiaries
Disclosure of reserves within equity [line items]
Percentage of Annual Payroll	25.00%
Colombia | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss	10.00%
Percentage of entity's share capital	50.00%
Saudi Arabia | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss	10.00%
Percentage of entity's share capital	30.00%
Vietnam | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss	5.00%
Percentage of entity's share capital	10.00%
Percentage of business development special reserve	5.00%
Percentage of bonus and welfare special reserve	5.00%